ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

September 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.5%

Aerospace/Defense – 7.4%
Embraer SA (Brazil)(a)	38,321	$2,316,504
Rolls-Royce Holdings PLC (United Kingdom)(a)(b)	66,500	1,077,300
Total Aerospace/Defense		3,393,804

Agriculture – 2.1%
British American Tobacco PLC (United Kingdom)(a)	18,070	959,156

Airlines – 2.4%
Ryanair Holdings PLC (Italy)(a)	17,944	1,080,588

Auto Parts & Equipment – 3.9%
China Yuchai International Ltd. (China)(b)	43,100	1,783,047

Banks – 12.8%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	92,420	1,779,085
Barclays PLC (United Kingdom)(a)(b)	70,154	1,450,083
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)(b)	103,475	1,649,391
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)(b)	60,020	1,004,735
Total Banks		5,883,294

Building Materials – 2.1%
Cemex SAB de CV (Mexico)(a)	107,500	966,425

Diversified Financial Services – 5.5%
Futu Holdings Ltd. (Hong Kong)(a)	6,830	1,187,805
Up Fintech Holding Ltd. (China)(a)(c)	124,482	1,328,223
Total Diversified Financial Services		2,516,028

Electric – 4.7%
E.ON SE (Germany)(a)(b)	59,015	1,117,744
Korea Electric Power Corp. (South Korea)(a)(b)	77,938	1,017,091
Total Electric		2,134,835

Engineering & Construction – 2.0%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico)(a)	3,950	936,901

Insurance – 1.9%
Aegon Ltd. (Netherlands)	108,071	863,487

Internet – 16.3%
MercadoLibre, Inc. (Brazil)(c)	468	1,093,688
Prosus NV (China)(a)	78,559	1,109,253
Sea Ltd. (Singapore)(a)(c)	8,504	1,519,920
Tencent Holdings Ltd. (China)(a)(b)	15,535	1,322,805
Vnet Group, Inc. (China)(a)(b)(c)	140,486	1,451,221
Yatsen Holding Ltd. (China)(a)(c)	108,006	978,534
Total Internet		7,475,421

Mining – 14.3%
Cia de Minas Buenaventura SAA (Peru)(a)	54,600	1,328,418
Gold Fields Ltd. (South Africa)(a)	45,024	1,889,207
Harmony Gold Mining Co. Ltd. (South Africa)(a)	108,283	1,965,336
Sibanye Stillwater Ltd. (South Africa)(a)(c)	123,400	1,387,016
Total Mining		6,569,977

Miscellaneous Manufacturing – 2.3%
Siemens AG (Germany)(a)	7,669	1,035,392

Pharmaceuticals – 4.6%
Ascendis Pharma A/S (Denmark)(a)(c)	5,558	1,104,986
Grifols SA (Spain)(a)	101,600	1,011,936
Total Pharmaceuticals		2,116,922
Investments	Shares	Value
COMMON STOCKS (continued)

Software – 4.2%
Kingsoft Cloud Holdings Ltd. (China)(a)(b)(c)	49,124	$732,930
SAP SE (Germany)(a)	4,446	1,188,016
Total Software		1,920,946

Telecommunications – 10.7%
Deutsche Telekom AG (Germany)(a)	26,835	916,415
KT Corp. (South Korea)(a)	49,289	961,136
Singapore Telecommunications Ltd. (Singapore)(a)	33,184	1,061,224
Telefonica Brasil SA (Brazil)(a)(b)	83,640	1,066,410
VEON Ltd. (Pakistan)(a)(c)	16,900	919,867
Total Telecommunications		4,925,052

Toys / Games / Hobbies – 2.3%
Nintendo Co. Ltd. (Japan)(a)(b)	49,290	1,051,849

Total Common Stocks (Cost $35,355,411)		45,613,124

MONEY MARKET FUNDS – 15.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.09%(d)(e)	6,943,238	6,943,238
Invesco Government & Agency Portfolio - Private Investment Class, 3.75%(d)	275,186	275,186
Total Money Market Funds (Cost $7,218,424)		7,218,424

Total Investments – 115.2% (Cost $42,573,835)		52,831,548
Liabilities in Excess of Other Assets – (15.2%)		(6,961,198)
Net Assets – 100.0%		$45,870,350

PLC - Public Limited Company

(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $8,483,977; the aggregate market value of the collateral held by the fund is $8,720,446. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,777,209.
(c)	Non-income producing security.
(d)	Rate shown reflects the 7-day yield as of September 30, 2025.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$45,613,124	$–	$–	$45,613,124
Money Market Funds	7,218,424	–	–	7,218,424
Total	$52,831,548	$–	$–	$52,831,548

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	7.4%
Agriculture	2.1
Airlines	2.4
Auto Parts & Equipment	3.9
Banks	12.8
Building Materials	2.1
Diversified Financial Services	5.5
Electric	4.7
Engineering & Construction	2.0
Insurance	1.9
Internet	16.3
Mining	14.3
Miscellaneous Manufacturing	2.3
Pharmaceuticals	4.6
Software	4.2
Telecommunications	10.7
Toys / Games / Hobbies	2.3
Money Market Funds	15.7
Total Investments	115.2
Liabilities in Excess of Other Assets	(15.2)
Net Assets	100.0%